As filed with the Securities and Exchange Commission on July 29, 2020

Securities Act Registration No. 333-

Investment Company Act Registration No. 811-23490

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒ Registration Statement under the Securities Act of 1933
☐ Pre-Effective Amendment No.
☐ Post-Effective Amendment No.

and/or

☒ Registration Statement Under the Investment Company Act of 1940
☒ Amendment No. 5

Aberdeen Standard Global Infrastructure Income Fund

Registrant Exact Name as Specified in Charter

1900 Market Street, Suite 200
Philadelphia, PA 19103

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

(800) 522-5465
Registrant’s Telephone Number, including Area Code

Lucia Star, Esquire

c/o Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, Pennsylvania 19103
Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

Copies of Communications to:

Margery Neale, Esquire	Kevin T. Hardy, Esquire
Willkie Farr & Gallagher LLP	Skadden, Arps, Slate, Meagher & Flom LLP
787 Seventh Avenue	155 North Wacker Drive
New York, New York 10019	Chicago, Illinois 60606

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box.   ☐

It is proposed that this filing will become effective (check appropriate box):

☐ when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This amendment designates a new effective date for a previously filed registration statement.

☒ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-234722

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit (1)	Proposed Maximum Aggregate Offering Price (1)	Amount of Registration Fee

Common shares, $0.001 par value per share	177,500	$20.00	$3,550,000	$460.79

(1)     Estimated solely the purpose of calculating the registration fee.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This Registration Statement is being filed with respect to the registration of additional common shares of beneficial interest, par value $0.001 per share, of Aberdeen Standard Global Infrastructure Income Fund, a Maryland statutory trust, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective Registration Statement on Form N-2 (File Nos. 333-234722 and 811-23490), declared effective on July 28, 2020, are incorporated in this Registration Statement by reference. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C—OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1. Financial Statements:

Part A: Not applicable, as Registrant has not yet commenced operations.

Part B: Statement of Assets and Liabilities. Financial statements indicating that Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 are included in Part B of this Registration Statement.

2. Exhibits:

Exhibit
No.	Description of Document
a.1.	Certificate of Trust incorporated by reference to Exhibit a.1 to the Fund’s registration statement on Form N-2 filed on November 15, 2019, Accession No. 0001104659-19-064688.

a.2.

Certificate of Amendment incorporated by reference to Exhibit a.2 to Pre-effective Amendment No. 1 to the Fund’s registration statement on Form N-2 filed on May 28, 2020, Accession No. 0001104659-20-067127.

a.3.

Amended and Restated Agreement and Declaration of Trust incorporated by reference to Exhibit a.3 to Pre-effective Amendment No. 2 to the Fund’s registration statement on Form N-2 filed on June 22, 2020, Accession No. 0001104659-20-075686 (“PEA No. 2”).

b.	Amended and Restated Bylaws incorporated by reference to Exhibit b to PEA No. 2.

c.	Not applicable.

d.1.	Article VI (Shares of Beneficial Interest) and Article VII (Shareholders) of the Amended and Restated Agreement and Declaration of Trust incorporated by reference to Exhibit a.3 to PEA No. 2.

d.2.	Article II (Meetings of Shareholders) and Article VII (Shares of Beneficial Interest) of the Amended and Restated Bylaws incorporated by reference to Exhibit b to PEA No. 2.

e.	Automatic Dividend Reinvestment Plan incorporated by reference to Exhibit e to PEA No. 2.

f.	Not applicable.

g.1.

Investment Advisory Agreement with Aberdeen Standard Investments Inc. incorporated by reference to the Exhibit g.1 to Pre-effective Amendment No. 3 the Fund’s registration statement on Form N-2 filed on June 25, 2020, Accession No. 0001104659-20-076788 (“PEA No. 3”).

g.2.

Investment Subadvisory Agreement among the Fund, Aberdeen Standard Investments Inc. and Aberdeen Asset Managers Limited incorporated by reference to the Exhibit g.2 to Pre-effective Amendment No. 4 the Fund’s registration statement on Form N-2 filed on July 28, 2020, Accession No. 0001104659-20-086949 (“PEA No. 4”)

h.1.	Form of Underwriting Agreement incorporated by reference to Exhibit h.1 to PEA No. 4.

h.2.	Closed-End Fund Distribution Services Agreement incorporated by reference to the Exhibit h.2 to PEA No. 3.

h.3.	Form of Master Agreement Among Underwriters incorporated by reference to Exhibit h.3 to PEA No. 4.

h.4.	Form of Master Selected Dealers Agreement incorporated by reference to Exhibit h.4 to PEA No. 4.

h.5.	Form of Structuring Fee Agreement between Aberdeen Standard Investments Inc. and UBS Securities LLC incorporated by reference to Exhibit h.5 to PEA No. 4.

h.6.	Form of Structuring Fee Agreement between Aberdeen Standard Investments Inc. and Oppenheimer & Co. Inc. incorporated by reference to Exhibit h.6 to PEA No. 4.

h.7.	Form of Structuring Fee Agreement between Aberdeen Standard Investments Inc. and RBC Capital Markets, LLC incorporated by reference to Exhibit h.7 to PEA No. 4.

h.8.	Form of Structuring Fee Agreement between Aberdeen Standard Investments Inc. and Stifel, Nicolaus & Company, Incorporated incorporated by reference to Exhibit h.8 to PEA No. 4.

h.9.	Form of Structuring Fee Agreement between Aberdeen Standard Investments Inc. and Wells Fargo Securities, LLC incorporated by reference to Exhibit h.9 to PEA No. 4.

h.10.	Form of Structuring Fee Agreement between Aberdeen Standard Investments Inc. and Qualifying Underwriters incorporated by reference to Exhibit h.10 to PEA No. 4.

i.	Not applicable.

j.1.	Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company NA dated June 1, 2010 incorporated by reference to Exhibit j.1 to PEA No. 2.

j.2.	Amendment dated January 29, 2014 to the Amended and Restated Master Custodian Agreement incorporated by reference to Exhibit j.2 to PEA No. 4.

j.3.	Amendment dated March 5, 2014 to the Amended and Restated Master Custodian Agreement incorporated by reference to Exhibit j.3 to PEA No. 4.

j.4.	Amendment dated June 1, 2015 to the Amended and Restated Master Custodian Agreement incorporated by reference to Exhibit j.4 to PEA No. 4.

j.5.	Amendment dated December 1, 2017 to the Amended and Restated Master Custodian Agreement incorporated by reference to Exhibit j.5 to PEA No. 4.

j.6.	Amendment dated June 19, 2020 to the Amended and Restated Master Custodian Agreement incorporated by reference to Exhibit j.6 to PEA No. 4.

k.1.	Transfer Agency and Service Agreement with Computershare NA dated July 23, 2010 incorporated by reference to Exhibit k.1 to PEA No. 2.

k.2.	Amendment to the Transfer Agency and Service Agreement with Computershare NA incorporated by reference to Exhibit k.2 to PEA No. 4.

k.3.	Amended and Restated Administration Agreement with Aberdeen Standard Investments Inc. incorporated by reference to Exhibit k.3 to PEA No. 3.

k.4.	Sub-Administration Agreement with State Street Bank and Trust Company NA dated February 26, 2010 incorporated by reference to Exhibit k.3 to PEA No. 2.

k.5.	Additional Funds Letter Related to the Sub-Administration Agreement incorporated by reference to Exhibit k.5 to PEA No. 4.

k.6.	Organizational and Offering Expenses Agreement incorporated by reference to Exhibit k.6 to PEA No. 3.

k.7.	Amended and Restated Schedule A to the Amended and Restated Investor Relations Services Agreement incorporated by reference to Exhibit k.7 to PEA No. 3.

k.8.	Amended and Restated Investor Relations Services Agreement incorporated by reference to Exhibit k.7 to PEA No. 2.

l.	Opinion of Morrison & Foerster LLP.(1)

m.	Not applicable.

n.	Consent of Independent Registered Public Accounting Firm.(1)

o.	Not applicable.

p.	Initial Subscription Agreement incorporated by reference to Exhibit p to PEA No. 2.

q.	Not applicable.

r.1.	Code of Ethics of the Registrant incorporated by reference to Exhibit r.1 to PEA No. 2.

r.2.	Code of Ethics of Aberdeen Standard Investments Inc. and Aberdeen Asset Managers Limited incorporated by reference to Exhibit r.2 to PEA No. 2.

s.	Power of Attorney incorporated by reference to Exhibit s to PEA No. 2.

(1)   Filed herewith.

Item 26. Marketing Arrangements

Reference is made to the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement, and the Forms of Structuring Fee Agreement with UBS Securities LLC, Oppenheimer & Co. Inc., RBC Capital Markets, LLC, Stifel, Nicolaus & Company, Incorporated, Wells Fargo Securities, LLC and Qualifying Underwriters each of which is incorporated by reference to PEA No. 4.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

FINRA filing fee	$31,033
Securities and Exchange Commission fees	$26,421
New York Stock Exchange listing fee	$20,000
Trustees’ fees and expenses	$32,000
Accounting fees and expenses	$65,000
Legal fees and expenses	$500,000
Printing expenses	$85,000
Transfer Agent’s fees	$3,000
Miscellaneous	$2,500
Total	$764,954

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

As of June 19, 2020, the number of record holders of the Registrant was:

Number of
Title of Class	Record Holders
Common shares of beneficial interest, $0.001 par value per share	1

Item 30. Indemnification

Maryland law permits a Maryland statutory trust to include in its declaration of trust a provision limiting the liability of its trustees and officers to the trust and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) action or failure to act, which is the result of active and deliberate dishonesty that is established by a final judgment as being material to the cause of action. The Registrant’s Amended and Restated Declaration of Trust contains such a provision that limits present and former trustees’ and officers’ liability to the Registrant and its shareholders for money damages to the maximum extent permitted by Maryland law in effect from time to time, subject to the Investment Company Act of 1940, as amended (the “1940 Act”).

The Registrant’s Amended and Restated Declaration of Trust obligates it to the maximum extent permitted by Maryland law to indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, to pay or reimburse reasonable expenses in advance of final disposition of a proceeding to:

•                  any individual who is a present or former trustee or officer of the Registrant who is made or threatened to be made a party to a proceeding by reason of his or her service in that capacity; or

•                  any individual who, while a trustee or officer of the Registrant and at the Registrant’s request, serves or has served as a director, trustee, officer, partner, member or manager of another trust, corporation, real estate investment trust, partnership, joint venture, limited liability company, employee benefit plan or any other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity.

The Registrant’s Amended and Restated Declaration of Trust also permits it, with Board approval, to indemnify and advance expenses to any person who served a predecessor of the Registrant in any of the capacities described above and to any employee or agent of the Registrant or a predecessor of the Registrant.

In accordance with the 1940 Act, the Registrant will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Reference is also made to:

Section 7(b) of the Investment Advisory Agreement with Aberdeen Standard Investments Inc. incorporated by reference to PEA No. 3.

Section 10(b) of the Investment Subadvisory Agreement incorporated by reference to PEA No. 4.

Section 9 of the Form of Underwriting Agreement incorporated by reference to PEA No. 4.

Item 31. Business and Other Connections of Investment Adviser

The information in the prospectus under the caption “Management of the Fund—Investment Adviser and Subadviser” and the Statement of Additional Information under the caption “Management of the Fund—Trustees and Officers” is hereby incorporated by reference.  For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Advisers in the last two (2) years, reference is made to the Adviser’s (Aberdeen Standard Investments Inc.) current Form ADV (File No. 801-49966) and Sub-Adviser’s (Aberdeen Asset Managers Limited) current Form ADV (File No.  801-75074) and filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

Item 32. Location of Accounts and Records

The Registrant’s accounts, books, and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder to be maintained are maintained at the offices of the Registrant, the Registrant’s investment adviser and administrator, Aberdeen Standard Investments Inc., at 1900 Market Street, Suite 200, Philadelphia, PA 19103, and the Registrant’s subadviser, Aberdeen Asset Managers Limited, at Bow Bells House, 1 Bread Street, London, England, EC4M9HH, at the offices of the custodian and sub-administrator, State Street Bank and Trust Company NA, at 1 Heritage Drive, 3rd Floor, North Quincy, MA 02171, or at the offices of the transfer agent, Computershare NA, at PO Box 30170 College Station, Texas 77842-3170.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1. The Registrant undertakes to suspend the offering of the common shares of beneficial interest until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. The Registrant is filing this registration statement pursuant to Rule 430A under the  Securities Act and undertakes that:

a. for the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective; and

b. for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information constituting Part B of this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania, on the 29th day of July, 2020.

Aberdeen Standard Global Infrastructure Income Fund

By:	/s/ Christian Pittard
Christian Pittard President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ P. Gerald Malone*	Chairman and Trustee	July 29, 2020
P. Gerald Malone

/s/ Christian Pittard	President	July 29, 2020
Christian Pittard

/s/ Andrea Melia	Treasurer and Chief Financial Officer (Principal Financial Officer)	July 29, 2020
Andrea Melia

/s/ Nancy Yao Maasbach*	Trustee	July 29, 2020
Nancy Yao Maasbach

/s/ Todd Reit*	Trustee	July 29, 2020
Todd Reit

/s/ John P. Sievwright*	Trustee	July 29, 2020
John P. Sievwright

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

* Pursuant to a Power of Attorney incorporated by reference to Exhibit s to PEA No. 2.2.

EXHIBIT INDEX

Exhibit No.	Description of Document
l	Opinion of Morrison & Foerster LLP

n	Consent of Independent Registered Public Accounting Firm